UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number_811-07288

__Franklin Strategic Mortgage Portfolio

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 9/30

Date of reporting period: 3/31/14

Item 1. Reports to Stockholders.

MARCH 31, 2014

SEMIANNUAL REPORT
AND SHAREHOLDER LETTER

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FIXED INCOME

Franklin Strategic Mortgage Portfolio

FRANKLIN TEMPLETON
INVESTMENTS

Franklin · Templeton · Mutual Series

	Contents
Shareholder Letter	1	Semiannual Report		Financial Statements	24
		Franklin Strategic Mortgage Portfolio	3	Notes to Financial Statements	28
		Performance Summary	8	Shareholder Information	42
		Your Fund’s Expenses	11
		Financial Highlights and
		Statement of Investments	13

| 1

Semiannual Report

Franklin Strategic Mortgage Portfolio

Your Fund’s Goal and Main Investments: Franklin Strategic Mortgage Portfolio seeks high total return (a combination of high current income and capital appreciation) relative to the performance of the general mortgage securities market by investing at least 80% of its net assets in a portfolio of mortgage securities. The Fund invests substantially in mortgage securities that are issued or guaranteed by the U.S. government, its agencies or instrumentalities, which include mortgage pass-through securities representing interests in “pools” of mortgage loans issued or guaranteed by the Government National Mortgage Association (Ginnie Mae), Fannie Mae and Freddie Mac.1

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

We are pleased to bring you Franklin Strategic Mortgage Portfolio’s semiannual report for the period ended March 31, 2014.

Performance Overview

For the six months under review, Franklin Strategic Mortgage Portfolio –Class A delivered a +2.55% cumulative total return. In comparison, the Fund’s new primary benchmark, the Barclays U.S. Mortgage-Backed Securities (MBS) Fixed Rate Index, which measures the performance of investment grade fixed-rate mortgage-backed pass-through securities of Ginnie Mae, Fannie Mae and Freddie Mac, had a +1.16% total return.2, 3 We replaced the previous benchmark, the Citigroup U.S. Broad Investment Grade (USBIG) Mortgage Index, because the new benchmark is more widely used in the industry. For the six-month period, the Citigroup USBIG Mortgage Index posted a +1.06% total return.2, 4 The Lipper U.S. Mortgage Funds Classification Average, which consists of funds chosen by Lipper that invest primarily in mortgages and securities issued or guaranteed by the U.S. government and certain federal agencies,1 returned +1.26%.5 The Barclays U.S. Treasury Index, the U.S. Treasury component of the Barclays U.S. Government Index, had a +0.58% total return.2, 3, 6 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 8.

Portfolio Breakdown
Based on Total Investments as of 3/31/14

Federal National Mortgage Association (Fannie Mae)	48.0%

Asset-Backed & Commercial Mortgage-Backed Securities	29.6%

Federal Home Loan Mortgage Corp. (Freddie Mac)	15.5%

Government National Mortgage Association (Ginnie Mae)	3.7%

Common Stocks	0.2%

Short-Term Investments	3.0%

Economic and Market Overview

The U.S. economy showed ongoing signs of recovery during the six-month period ended March 31, 2014, although abnormally cold weather suppressed

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s
Statement of Investments (SOI). The SOI begins on page 17.

Semiannual Report | 3

some economic activity beginning in January. Strong consumer and business spending and rising inventories underpinned economic growth in the fourth quarter of 2013. Retail sales for the period generally rose, especially toward the end of 2013, but missed expected levels in 2014. The unemployment rate declined to 6.7% in March 2014 from 7.2% in September 2013.7 Inflation remained well below the U.S. Federal Reserve Board’s (Fed’s) 2.0% target.

In October 2013, the federal government temporarily shut down after Congress reached a budget impasse. However, Congress passed a spending bill in January to fund the federal government though September 2014. Congress then approved suspension of the debt ceiling until March 2015.

Long-term Treasury yields rose late in 2013 as the Fed announced that it would reduce its bond purchases $10 billion a month beginning in January 2014 while keeping interest rates low. However, yields declined through period-end as investors shifted from emerging market assets to less risky assets because of concerns over emerging market growth prospects and the potential impact of the Fed’s reductions to its asset purchase program. Although economic data in early 2014 were soft resulting from severe winter weather, Fed Chair Janet Yellen kept the pace of asset-purchase tapering intact in the March meeting while saying the Fed might quicken the expected pace of the central bank’s rate-hike cycle and adopting a more qualitative approach to rate-hike guidance.

The 10-year Treasury yield rose from 2.64% at the beginning of the period to a high of 3.04% on December 31, 2013, mainly because of an improved economic environment and market certainty about the Fed’s plans. However, some weakening economic data, possibly due to bad weather, and increasing political tension in Ukraine contributed to the 10-year U.S. Treasury yield’s decline to 2.73% at period-end.

Investment Strategy

We invest at least 80% of the Fund’s net assets in mortgage securities. The Fund invests substantially in mortgage securities that are issued or guaranteed by the U.S. government, its agencies or instrumentalities, which include mortgage pass-through securities representing interests in “pools” of mortgage loans issued or guaranteed by the Government National Mortgage Association (Ginnie Mae), Fannie Mae and Freddie Mac.1 We may also invest in other types of mortgage securities that may be issued by private issuers, in U.S. Treasuries and in mortgage loans. At least 80% of total assets are invested in securities rated BBB or higher by Standard & Poor’s (S&P), or Baa by Moody’s Investors Service (Moody’s), independent credit rating agencies. Within these parameters, we rely on our research to help us identify attractive investment opportunities.

4 | Semiannual Report

Manager’s Discussion

Economic indicators over the period broadly supported the U.S. economy’s modest recovery. Much of the U.S. economic data released during the first quarter of 2014 was softer than many observers predicted and likely reflected the transitory effects of severe winter weather across much of the nation. However, despite the soft patch, employment data generally indicated continued labor market improvement. Consumers’ financial situations in the fourth quarter of 2013 also continued to show meaningful improvement, which we thought could support consumption trends. Manufacturing activity rebounded over the period after an initial slowdown attributed to the severe weather experienced in the first quarter of 2014 and an inventory buildup that accumulated late in 2013. Housing data were weaker than expected, which we think also reflected the adverse weather as well as higher mortgage interest rates, although home prices rose compared to the previous year.

In a sign of more confidence in the economic outlook, the Fed revised its quantitative easing policy by reducing its monthly asset purchases starting in January. The reduction was split evenly between MBS and Treasuries. The Fed also reiterated that it was not following a “preset course” and emphasized that future decisions would continue to be “contingent” on new economic data.

MBS performance was positive during the period and outperformed similar duration Treasuries. In our view, agency mortgages were fully valued. Investor awareness about the timeline for tapering reduced anxiety. Questions still remained, however, about the demand source for agency MBS after the Fed ends its buying program. We felt demand from banks, mortgage real estate investment trusts, overseas investors and domestic money managers would need to rise to compensate for the Fed’s reduced presence in the MBS sector. The recent decline in gross issuance may contribute to tighter spreads, but we believed recent spreads at period-end did not adequately compensate investors for the risks. As interest rates and mortgage rates have moved higher, actual prepayment levels have declined and could, in our opinion, allow investors to keep a greater portion of their income.

The Fund’s exposures to commercial mortgage-backed securities (CMBS) and non-agency residential mortgage-backed securities (RMBS) were significant contributors to performance. Our adjustable-rate MBS positions also benefited returns. Although the Fund’s conventional fixed-rate MBS sector allocation detracted from performance, our security selection within the sector was positive. The Fund’s shorter duration positioning detracted from performance over the period as interest rate movements had a negative impact.

What is duration?

Duration is a measure of a bond’s price sensitivity to interest rate changes. In general, a portfolio of securities with a lower duration can be expected to be less sensitive to interest rate changes than a portfolio with a higher duration.

Semiannual Report | 5

Dividend Distributions*
10/1/13–3/31/14

		Dividend per Share (cents)
Month	**Class A	Class A1	Class C	Advisor Class
October	3.4787	3.6810	3.1614	3.6788
November	4.2028	4.3924	3.9062	4.3897
December**	5.5047	5.7107	5.1784	5.7085
January	3.5549	3.7597	3.3255	3.7590
February	3.4932	3.6724	3.2018	3.6688
March	3.3360	3.5373	2.9654	3.5363
Total	23.5703	24.7535	21.7387	24.7411

*Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual dis-
tributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
**Includes an additional 1.61 cent per share distribution to meet excise tax requirements.

Franklin Strategic Mortgage Portfolio’s broad mortgage strategy looks across all mortgage opportunities to find relative value. The investment team continued to look for strong cash flow fundamentals and valuations seeking to uncover attractive valuations across the mortgage investment universe. We increased our allocation to 3.5% coupon securities and reduced our exposure to 3.0% MBS. The portfolio’s heaviest mortgage allocations were in 15-year 3.0% and 30-year 4.0% coupon securities.

The Fund remained allocated to CMBS, and the sector’s credit fundamentals showed signs of improvement. We believe commercial real estate fundamentals could slowly and steadily improve over the intermediate term. We added select securities in the CMBS sector as well as fundamentally sound bonds at what we considered attractive valuations in non-agency RMBS as improved home prices lent support to the non-agency RMBS sector’s underlying fundamentals.

The Fund continued to employ a flexible investment approach seeking to take advantage of what we felt were additional investment opportunities in nonagency mortgage securities, non-investment grade mortgage securities and non-U.S. dollar-denominated mortgage securities while maintaining core holdings in agency MBS.

6 | Semiannual Report

Thank you for your continued participation in Franklin Strategic Mortgage Portfolio. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2014, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources consid-
ered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you under-
stand our investment management philosophy.

The indexes are unmanaged and include reinvestment of any income or distributions. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
1. Securities owned by the Fund but not shares of the Fund are guaranteed by the U.S. government, its agencies or instrumentalities as to the timely payment of principal and interest. Although U.S. government-sponsored entities may be chartered or sponsored by acts of Congress, their securities are neither insured nor guaranteed by the U.S. Treasury.
Please refer to the Fund’s prospectus for a detailed discussion regarding various levels of credit support for govern-
ment agency or instrumentality securities. The Fund’s yield and share price are not guaranteed and will fluctuate with market conditions.
2. Source: © 2014 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
3. Source: Barclays Global Family of Indices. © 2014 Barclays Capital Inc. Used with permission.
4. © Citigroup Index LLC 2014. All rights reserved.
5. Source: Lipper, a Thomson Reuters Company. For the six-month period ended 3/31/14, this category consisted of 130 funds. Lipper calculations do not include sales charges or subsidization by a fund’s manager. The Fund’s performance relative to the average might have differed if these or other factors had been considered.
6. Treasuries, if held to maturity, offer a fixed rate of return and fixed principal value; their interest payments and principal are guaranteed. The Fund’s investment return and share price fluctuate with market conditions.
7. Source: Bureau of Labor Statistics.

Semiannual Report | 7

Performance Summary as of 3/31/14

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class	3/31/14	9/30/13		Change
A (n/a)	$9.36	$9.37	-$	0.01
A1 (FSMIX)	$9.37	$9.38	-$	0.01
C (n/a)	$9.37	$9.37		—
Advisor (n/a)	$9.36	$9.37	-$	0.01

Distributions
Share Class	Dividend Income
A (10/1/13–3/31/14)	$0.235703
A1 (10/1/13–3/31/14)	$0.247535
C (10/1/13–3/31/14)	$0.217387
Advisor (10/1/13–3/31/14)	$0.247411

8 | Semiannual Report

Performance Summary (continued)

Performance as of 3/31/141

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Class A/A1: 4.25%
maximum initial sales charge. Class C: 1% contingent deferred sales charge in first year only; Advisor Class: no sales charges.

					Total Annual
		Cumulative		Average Annual	Operating Expenses[4]
Share Class		Total Return[2]		Total Return[3]	(with waiver)	(without waiver)
A5					0.97%	0.98%
6-Month	+	2.55%		-1.85%
1-Year	+	1.91%		-2.45%
5-Year	+	39.40%	+	5.96%
10-Year	+	49.51%	+	3.65%
A1					0.72%	0.73%
6-Month	+	2.56%		-1.83%
1-Year	+	2.17%		-2.20%
5-Year	+	41.25%	+	6.23%
10-Year	+	53.94%	+	3.95%
C					1.37%	1.38%
6-Month	+	2.35%	+	1.35%
1-Year	+	1.51%	+	0.54%
Since Inception (2/1/12)	+	6.62%	+	3.01%
Advisor[6]					0.72%	0.73%
6-Month	+	2.67%	+	2.67%
1-Year	+	2.17%	+	2.17%
5-Year	+	41.24%	+	7.15%
10-Year	+	53.92%	+	4.41%

	Distribution	30-Day Standardized Yield[8]
Share Class	Rate[7]	(with waiver)	(without waiver)
A	4.00%	2.29%	2.29%
A1	4.24%	2.54%	2.54%
C	3.71%	1.98%	1.98%
Advisor	4.43%	2.66%	2.66%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Semiannual Report | 9

Performance Summary (continued)

All investments involve risks, including possible loss of principal. The Fund’s share price and yield will be affected by interest rate movements and mortgage prepayments. During periods of declining interest rates, principal prepayments tend to increase as borrowers refinance their mortgages at lower rates; therefore the Fund may be forced to reinvest returned principal at lower interest rates, reducing income. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class A:	The Fund began offering a new Class A share on 2/1/12 with a 25 basis point (0.25%) Rule 12b-1 fee. Prior to that date, the Fund offered a Class A share (renamed Class A1).
Class A1
(formerly Class A):	Effective 2/1/12, Class A shares closed to new investors and were renamed Class A1.
Class C:	These shares have higher fees and expenses than Class A shares.
Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. The Fund has a fee waiver associated with its investments in a Franklin Templeton money fund, contractually guaranteed through at least its current fiscal year end. Fund investment results reflect the fee waiver, to the extent applicable; without this reduction, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.
4. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
5. Performance quotations for Class A shares reflect the following methods of calculation: (a) For periods prior to 2/1/12, a restated figure is used based on Class A1 performance and including the Class A Rule 12b-1 fee, and (b) for periods after 2/1/12, actual Class A performance is used, reflecting all charges and fees applicable to that class. Since 2/1/12 (commencement of sales), the cumulative and average annual total returns of
Class A shares were +7.53% and +1.36%.
6. Effective 2/1/12, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 fee. Performance quotations for this class reflect the following methods of calculation: a) For periods prior to 2/1/12, a restated figure is used based on the Fund’s oldest share class, Class A1, excluding the effect of its maximum initial sales charge; and b) for periods after 2/1/12, actual Advisor Class performance is used, reflecting all charges and fees applicable to that class. Since 2/1/12 (commencement of sales), the cumulative and average annual total returns of
Advisor Class shares were +8.11% and +3.68%.
7. Distribution rate is based on an annualization of the sum of distributions per share for the last 30 days of March and the maximum offering price
(NAV for classes C and Advisor) per share on 3/31/14.
8. The 30-day standardized yield for the 30 days ended 3/31/14 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

10 | Semiannual Report

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Semiannual Report | 11

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning Account	Ending Account	Expenses Paid During
Share Class	Value 10/1/13	Value 3/31/14	Period* 10/1/13–3/31/14
A
Actual	$1,000	$1,025.50	$5.35
Hypothetical (5% return before expenses)	$1,000	$1,019.65	$5.34
A1
Actual	$1,000	$1,025.60	$4.09
Hypothetical (5% return before expenses)	$1,000	$1,020.89	$4.08
C
Actual	$1,000	$1,023.50	$7.32
Hypothetical (5% return before expenses)	$1,000	$1,017.70	$7.29
Advisor
Actual	$1,000	$1,026.70	$4.09
Hypothetical (5% return before expenses)	$1,000	$1,020.89	$4.08

*Expenses are calculated using the most recent six-month expense ratio, net of expense waivers, annualized for each class (A: 1.06%; A1: 0.81%;
C: 1.45%; and Advisor: 0.81%), multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

12 | Semiannual Report

Franklin Strategic Mortgage Portfolio

Financial Highlights

	Six Months Ended Year Ended
	March 31, 2014	September 30,
Class A	(unaudited)	2013	2012 [a]
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$9.37	$9.69	$9.47
Income from investment operations[b]:
Net investment income	0.114	0.229	0.172
Net realized and unrealized gains (losses)	0.112	(0.202)	0.255
Total from investment operations	0.226	0.027	0.427
Less distributions from net investment income	(0.236)	(0.347)	(0.207)
Net asset value, end of period	$9.36	$9.37	$9.69

Total return[c]	2.55%	0.28%	4.57%

Ratios to average net assets[d]
Expenses	1.06%[e]	0.96%	1.01%
Net investment income	2.52%	2.04%	2.07%

Supplemental data
Net assets, end of period (000’s)	$7,893	$8,627	$4,856
Portfolio turnover rate	243.08%	674.91%	594.80%
Portfolio turnover rate excluding mortgage dollar rolls[f]	70.47%	252.41%	167.39%

aFor the period February 1, 2012 (effective date) to September 30, 2012.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.
eBenefit of waiver and payment by affiliate rounds to less than 0.01%.
fSee Note 1(e) regarding mortgage dollar rolls.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 13

Franklin Strategic Mortgage Portfolio

Financial Highlights (continued)

	Six Months Ended
	March 31, 2014		Year Ended September 30,
Class A1	(unaudited)	2013	2012	2011	2010	2009
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$9.38	$9.69	$9.39	$9.09	$8.75	$8.80
Income from investment operations[a]:
Net investment income	0.125	0.190	0.212	0.269	0.333	0.306
Net realized and unrealized gains (losses)	0.113	(0.129)	0.436	0.469	0.487	0.163
Total from investment operations	0.238	0.061	0.648	0.738	0.820	0.469
Less distributions from net investment income	(0.248)	(0.371)	(0.348)	(0.438)	(0.480)	(0.519)
Net asset value, end of period	$9.37	$9.38	$9.69	$9.39	$9.09	$8.75

Total return[b]	2.56%	0.64%	7.04%	8.24%	9.61%	5.69%

Ratios to average net assets[c]
Expenses	0.81%[d]	0.71%	0.76%	0.65%	0.70%	0.67%[e]
Net investment income	2.77%	2.29%	2.32%	2.85%	3.76%	4.16%

Supplemental data
Net assets, end of period (000’s)	$67,351	$75,609	$109,162	$102,529	$100,549	$101,961
Portfolio turnover rate	243.08%	674.91%	594.80%	539.76%	341.45%	273.38%
Portfolio turnover rate excluding mortgage dollar
rolls[f]	70.47%	252.41%	167.39%	126.63%	20.82%	9.39%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
cRatios are annualized for periods less than one year.
dBenefit of waiver and payment by affiliate rounds to less than 0.01%.
eBenefit of expense reduction rounds to less than 0.01%.
fSee Note 1(e) regarding mortgage dollar rolls.

14 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Strategic Mortgage Portfolio

Financial Highlights (continued)

	Six Months Ended Year Ended
	March 31, 2014	September 30,
Class C	(unaudited)	2013	2012 [a]
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$9.37	$9.69	$9.47
Income from investment operations[b]:
Net investment income	0.103	0.167	0.155
Net realized and unrealized gains (losses)	0.114	(0.178)	0.247
Total from investment operations	0.217	(0.011)	0.402
Less distributions from net investment income	(0.217)	(0.309)	(0.182)
Net asset value, end of period	$9.37	$9.37	$9.69

Total return[c]	2.35%	(0.11)%	4.29%

Ratios to average net assets[d]
Expenses	1.45%[e]	1.36%	1.41%
Net investment income	2.13%	1.64%	1.67%

Supplemental data
Net assets, end of period (000’s)	$2,127	$2,137	$1,540
Portfolio turnover rate	243.08%	674.91%	594.80%
Portfolio turnover rate excluding mortgage dollar rolls[f]	70.47%	252.41%	167.39%

aFor the period February 1, 2012 (effective date) to September 30, 2012.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.
eBenefit of waiver and payment by affiliate rounds to less than 0.01%.
fSee Note 1(e) regarding mortgage dollar rolls.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 15

Franklin Strategic Mortgage Portfolio

Financial Highlights (continued)

	Six Months Ended Year Ended
	March 31, 2014	September 30,
Advisor Class	(unaudited)	2013	2012 [a]
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$9.37	$9.69	$9.47
Income from investment operations[b]:
Net investment income	0.117	0.252	0.149
Net realized and unrealized gains (losses)	0.120	(0.201)	0.294
Total from investment operations	0.237	0.051	0.443
Less distributions from net investment income	(0.247)	(0.371)	(0.223)
Net asset value, end of period	$9.36	$9.37	$9.69

Total return[c]	2.67%	0.54%	4.74%

Ratios to average net assets[d]
Expenses	0.81%[e]	0.71%	0.76%
Net investment income	2.77%	2.29%	2.32%

Supplemental data
Net assets, end of period (000’s)	$1,980	$3,007	$1,281
Portfolio turnover rate	243.08%	674.91%	594.80%
Portfolio turnover rate excluding mortgage dollar rolls[f]	70.47%	252.41%	167.39%

aFor the period February 1, 2012 (effective date) to September 30, 2012.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cTotal return is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.
eBenefit of waiver and payment by affiliate rounds to less than 0.01%.
fSee Note 1(e) regarding mortgage dollar rolls.

16 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Strategic Mortgage Portfolio

Statement of Investments, March 31, 2014 (unaudited)

	Shares	Value
Common Stocks (Cost $231,613) 0.3%
Mortgage REITs 0.3%
American Capital Agency Corp.	10,000	$214,900

	Principal Amount*
Asset-Backed Securities and Commercial Mortgage-Backed Securities 44.3%
Finance 44.3%
[a]Anthracite CDO II Ltd., 2002-2A, D, 144A, 6.97%, 12/24/37	280,500	279,972
[a]Anthracite Ltd.,
[b]2004-1A, BFL, 144A, 0.705%, 3/23/39	348,816	342,750
[c]2004-HY1A, E, 144A, 7.147%, 6/20/41	1,598,000	44,345
[a]ARCap Resecuritization Trust, 2004-A1, A, 144A, 4.73%, 4/21/24	205,456	210,984
Banc of America Commercial Mortgage Trust,
2006-1, AJ, 5.46%, 9/10/45	1,000,000	1,066,296
2006-4, AJ, 5.695%, 7/10/46	450,000	468,008
2006-4, AM, 5.675%, 7/10/46	300,000	327,732
[b]Bear Stearns Alt-A Trust, 2004-13, A2, 1.034%, 11/25/34	262,135	248,791
Bear Stearns Commercial Mortgage Securities Inc.,
[b]2006-PW11, AJ, 5.44%, 3/11/39	750,000	784,924
[b]2006-PW12, AJ, 5.751%, 9/11/38	300,000	309,463
2006-PW13, AJ, 5.611%, 9/11/41	750,000	769,553
[b]2007-PW16, AM, 5.716%, 6/11/40	750,000	837,213
[b]Bear Stearns Commercial Mortgage Securities Trust, 2004-PWR3, E, 4.998%, 2/11/41	425,000	425,477
CitiFinancial Mortgage Securities Inc., 2003-4, AF6, 4.993%, 10/25/33	507,173	519,728
Citigroup Commercial Mortgage Trust,
2006-C5, AJ, 5.482%, 10/15/49	440,000	442,333
[b]2007-C6, AM, 5.694%, 6/10/17	500,000	551,791
[b]Citigroup Mortgage Loan Trust Inc.,
2006-WFH3, A3, 0.304%, 10/25/36	213,206	212,310
[a]2013-A, A, 144A, 3.00%, 5/25/42	201,111	200,949
[b]Citigroup/Deutsche Bank Commercial Mortgage Trust, 2006-CD3, AJ, 5.688%, 10/15/48	450,000	432,229
[a]Countryplace Manufactured Housing Contract Trust, 2007-1, A3, 144A, 5.593%, 7/15/37	514,859	532,284
Countrywide Asset-Backed Certificates,
[b]2004-1, M1, 0.904%, 3/25/34	245,214	234,490
[b]2004-7, MV3, 1.204%, 12/25/34	148,893	148,224
[b]2004-14, M1, 0.664%, 6/25/35	242,157	239,175
2005-12, 1A3, 4.947%, 4/25/33	105,589	105,842
[c]Countrywide Home Loans, 2003-14, A3, 5.50%, 6/25/33	35,936	36,268
[a,b]Credit Suisse Mortgage Capital Certificates, 2009-15R, 3A1, 144A, 5.346%, 3/26/36	205,167	213,845
[a]Crest Ltd.,
2003-2A, C2, 144A, 5.709%, 12/28/38	175,249	177,120
[b]2004-1A, A, 144A, 0.565%, 1/28/20	82,397	81,575
[b]2004-1A, B1, 144A, 0.725%, 1/28/40	750,000	736,316
[a]CT CDO III Ltd., 2005-3A, C, 144A, 5.471%, 6/25/35	280,000	280,378
[a,b]CT CDO IV Ltd., 2006-4A, A1, 144A, 0.467%, 10/20/43	407,696	396,387
[b,c]First Franklin Mortgage Loan Asset-Backed Certificates, 2005-FF6, M1, 0.574%, 5/25/36	272,796	268,941
[b]FNMA, 2007-1, NF, 0.404%, 2/25/37	307,623	306,985
[a,b]Fosse Master Issuer PLC, 2011-1A, A2, 144A, 1.637%, 10/18/54 (Great Britain)	588,234	590,352

Semiannual Report | 17

Franklin Strategic Mortgage Portfolio

Statement of Investments, March 31, 2014 (unaudited) (continued)

	Principal Amount*	Value
Asset-Backed Securities and Commercial Mortgage-Backed Securities
(continued)
Finance (continued)
[a,b]G-force LLC, 2005-RR2, A3FL, 144A, 0.454%, 12/25/39	291,770	$282,068
[a] G-Force LLC, 2005-RRA,
A2, 144A, 4.83%, 8/22/36	12,196	12,180
B, 144A, 5.09%, 8/22/36	300,000	302,400
C, 144A, 5.20%, 8/22/36	300,000	278,805
[c] GMAC Commercial Mortgage Securities Inc.,
[b] 2004-C3, D, 5.044%, 12/10/41	975,000	757,880
2005-C1, B, 4.936%, 5/10/43	800,000	355,594
Green Tree Financial Corp.,
1996-9, M1, 7.63%, 8/15/27	388,860	429,591
1997-3, A6, 7.32%, 3/15/28	37,804	40,755
1997-6, A7, 7.14%, 1/15/29	25,061	26,454
1998-4, A7, 6.87%, 4/01/30	160,690	171,608
1999-3, A7, 6.74%, 2/01/31	143,910	145,072
Greenpoint Manufactured Housing, 1999-3, 1A7, 7.27%, 6/15/29	525,029	529,883
[b] Greenpoint Mortgage Funding Trust, 2005-HE4, 2A4C, 0.874%, 7/25/30	46,263	46,163
[b] Greenwich Capital Commercial Funding Corp., 2006-GG7,
AJ, 5.82%, 7/10/38	400,000	414,806
AM, 5.82%, 7/10/38	200,000	217,935
[b] GSAA Home Equity Trust, 0.524%, 6/25/35	235,861	224,262
[b] GSAMP Trust, 2005-HE3, M2, 1.159%, 6/25/35	342,393	329,944
[a,b]Holmes Master Issuer PLC,
2010-1A, A2, 144A, 1.639%, 10/15/54 (Great Britain)	410,751	411,112
2011-1A, A2, 144A, 1.589%, 10/15/54 (Great Britain)	135,867	136,290
[b] Home Equity Mortgage Trust, 2004-4, M3, 1.129%, 12/25/34	623,352	561,013
JPMorgan Chase Commercial Mortgage Securities Corp.,
[b] 2005-LDP5, A, 5.393%, 12/15/44	300,000	304,687
[b,c] 2006-CB14, AM, 5.447%, 12/12/44	1,000,000	1,069,295
[b] 2006-CB14, B, 5.537%, 12/12/44	1,000,000	440,110
2006-CB17, AM, 5.464%, 12/12/43	490,000	510,511
[b] 2006-LDP7, AJ, 5.873%, 4/15/45	385,000	395,718
[b] JPMorgan Chase Commercial Mortgage Securities Trust,
[a] 2003-LN1, H, 144A, 5.462%, 10/15/37	260,000	259,214
[c] 2006-CB16, B, 5.672%, 5/12/45	400,000	327,317
[b] JPMorgan Mortgage Acquisition Corp., 2006-ACC1, A4, 0.304%, 5/25/36	349,210	342,980
[a,b]Kildare Securities Ltd., 2007-1A, A2, 144A, 0.355%, 12/10/43 (Ireland)	230,246	229,031
[a,b]Lake Country Mortgage Loan Trust, 2005-HE1, M1, 144A, 0.934%, 12/25/32	71,397	70,997
[b] LB-UBS Commercial Mortgage Trust,
[a] 2003-C7, L, 144A, 5.224%, 7/15/37	73,869	73,983
[a] 2004-C7, H, 144A, 5.239%, 10/15/36	274,000	280,916
2006-C1, AJ, 5.276%, 2/15/41	350,000	357,108
2006-C4, AJ, 5.857%, 6/15/38	500,000	528,519
Lehman ABS Corp., 2003-1, A1, 5.00%, 12/25/33	617,890	634,221
[a,b]LNR CDO Ltd., 2003-1A, DFL, 144A, 2.255%, 7/23/36 (Cayman Islands)	400,000	391,408
[a,b]Mach One Trust Commercial Mortgage-Backed, 2004-1A, G, 144A, 6.82%, 5/28/40	300,000	304,471
[b] Master Asset-Backed Securities Trust, 2004-HE1, M2, 1.249%, 9/25/34	250,000	245,479

18 | Semiannual Report

Franklin Strategic Mortgage Portfolio

Statement of Investments, March 31, 2014 (unaudited) (continued)

	Principal Amount*		Value
Asset-Backed Securities and Commercial Mortgage-Backed Securities
(continued)
Finance (continued)
[b] Merrill Lynch Mortgage Investors Inc., 2003-A, 1A, 0.894%, 3/25/28	404,335		$396,890
[b] Merrill Lynch Mortgage Trust, 2005-CKI1, AJ, 5.282%, 11/12/37	322,000		338,715
[b] ML-CFC Commercial Mortgage Trust, 2006-3, A1A, 5.409%, 7/12/46	163,294		177,819
[b] Morgan Stanley ABS Capital I Inc. Trust,
2003-HE1, M1, 1.354%, 5/25/33	459,313		429,239
2005-WMC, M2, 0.889%, 1/25/35	342,110		330,107
Morgan Stanley Capital I Trust,
[a] 2005-RR6, AJ, 144A, 5.233%, 5/24/43	300,000		300,610
[b] 2006-HQ8, AJ, 5.497%, 3/12/44	399,000		409,592
[a,b]N-Star Real Estate CDO Ltd., 2006-6A, A1, 144A, 0.563%, 6/16/41 (Cayman Islands)	359,450		342,045
[a,b]Newcastle CDO Ltd., 2004-5A, 1, 144A, 0.574%, 12/24/39	158,563		154,582
[b] Novastar Home Equity Loan, 2004-4, M4, 1.804%, 3/25/35	500,000		493,647
Oakwood Mortgage Investors Inc., 1999-A, A3, 6.09%, 4/15/29	603,094		611,407
Residential Asset Securities Corp.,
2004-KS1, AI4, 4.213%, 4/25/32	264,048		263,966
2004-KS8, AI6, 4.79%, 9/25/34	368,455		364,114
[b] 2005-AHL2, A2, 0.414%, 10/25/35	17,787		17,777
[b] Residential Funding Mortgage Securities II,
2002-HI5, M1, 6.14%, 1/25/28	132,324		135,040
2003-HI2, M2, 5.58%, 7/25/28	288,921		292,577
2004-HI3, A5, 5.48%, 6/25/34	203,416		212,016
[b] Soundview Home Equity Loan Trust, 2005-D01, M2, 0.604%, 5/25/35	208,691		208,729
[a,b]Springleaf Mortgage Loan Trust, 2013-1A, M4, 144A, 4.44%, 6/25/58	400,000		395,517
[b,d]Talisman 6 Finance, Reg S, 0.462%, 10/22/16 (Ireland)	298,377	EUR	394,146
[b] Travelers Mortgage Services Inc., 1998-5A, A, 2.53%, 12/25/18	46,466		46,606
Vanderbilt Mortgage Finance,
2002-A, M1, 7.12%, 4/07/32	147,477		156,528
2002-C, M1, 7.82%, 12/07/32	347,414		371,064
[b] Wachovia Bank Commercial Mortgage Trust,
[a] 2003-C7, F, 144A, 5.004%, 10/15/35	200,000		203,322
2006-C23, AJ, 5.515%, 1/18/45	400,000		422,859
2006-C25, AJ, 5.86%, 5/15/43	300,000		316,191
5.727%, 5/15/16	400,000		387,025
[b] Wachovia Commercial Mortgage Securities Inc. Pass-Through Certificates, 2003-C9, D,
5.209%, 12/15/35	148,947		148,853
[b] WAMU Mortgage Pass-Through Certificates,
2005-AR8, 2A1A, 0.444%, 7/25/45	220,321		206,025
2005-AR19, A1A1, 0.424%, 12/25/45	428,330		407,214
Wells Fargo Mortgage Backed Securities Trust,
[b] 04-W, A9, 2.762%, 11/25/34	253,730		262,870
[b] 05-AR9, 2A2, 2.641%, 10/25/33	378,677		374,706
[b] 2005-AR10, 2A3, 2.616%, 6/25/35	244,638		245,227
2007-3, 3A1, 5.50%, 4/25/37	76,583		79,445
Total Asset-Backed Securities and Commercial Mortgage-Backed Securities
(Cost $33,259,399)			35,159,280

Semiannual Report | 19

Franklin Strategic Mortgage Portfolio

Statement of Investments, March 31, 2014 (unaudited) (continued)

	Principal Amount*	Value
Mortgage-Backed Securities 100.4%
[b]Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 12.1%
FHLMC, 1.875% - 2.313%, 11/01/16 - 11/01/25	741,122	$778,284
FHLMC, 2.32% - 2.405%, 4/01/18 - 1/01/32	278,337	281,356
FHLMC, 2.411%, 11/01/37	2,089,582	2,218,421
FHLMC, 2.421%, 5/01/37	1,003,391	1,071,257
FHLMC, 2.434% - 2.642%, 4/01/23 - 10/01/36	639,449	679,682
FHLMC, 2.655% - 2.658%, 1/01/28 - 8/01/31	170,487	177,992
FHLMC, 2.670%, 6/01/37	3,175,554	3,398,276
FHLMC, 2.695% - 3.294%, 1/01/18 - 4/01/31	707,106	746,771
FHLMC, 4.220% - 6.876%, 11/01/19 - 7/01/30	275,968	283,064
		9,635,103
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 11.0%
[e]FHLMC 30 Year, 3.50%, 4/15/44	750,000	753,867
FHLMC 30 Year, 6.50%, 2/01/19	49,120	55,023
[e]FHLMC Gold 30 Year, 4.00%, 4/01/41	2,000,000	2,075,391
[e]FHLMC Gold 30 Year, 4.50%, 4/01/40	1,150,000	1,226,188
FHLMC Gold 30 Year, 4.50%, 4/01/40	1,388,702	1,482,574
FHLMC Gold 30 Year, 5.00%, 10/01/33 - 7/01/35	211,060	230,456
FHLMC Gold 30 Year, 5.00%, 2/01/39	953,937	1,035,064
FHLMC Gold 30 Year, 5.50%, 9/01/33	85,030	94,390
FHLMC Gold 30 Year, 6.00%, 7/01/28 - 11/01/36	394,739	437,902
FHLMC Gold 30 Year, 6.50%, 11/01/27 - 7/01/32	223,662	251,883
FHLMC Gold 30 Year, 7.50%, 10/01/25 - 8/01/32	360,382	404,192
FHLMC Gold 30 Year, 8.00%, 7/01/24 - 5/01/30	122,574	134,688
FHLMC Gold 30 Year, 8.50%, 10/01/17 - 6/01/21	61,504	66,024
FHLMC Gold 30 Year, 9.00%, 9/01/30	85,584	98,009
FHLMC Gold 30 Year, 9.50%, 12/01/16 - 4/01/25	158,347	170,156
FHLMC PC 30 Year, 8.50%, 5/01/17	181,719	194,225
FHLMC PC 30 Year, 9.00%, 6/01/16	228	240
FHLMC PC 30 Year, 9.50%, 8/01/19	7,333	7,420
		8,717,692
[b]Federal National Mortgage Association (FNMA) Adjustable Rate 18.2%
FNMA, 1.645% - 2.20%, 1/01/18 - 4/01/31	756,842	782,423
FNMA, 2.20% - 2.277%, 7/01/14 - 4/01/33	658,588	687,994
FNMA, 2.278% - 2.33%, 7/01/19 - 8/01/27	737,459	783,314
FNMA, 2.345% - 2.375%, 12/01/22 - 8/01/29	170,822	181,130
FNMA, 2.394%, 9/01/39	2,099,200	2,230,617
FNMA, 2.40% - 2.433%, 6/01/31 - 7/01/38	399,792	406,473
FNMA, 2.444%, 10/01/36	979,330	1,039,959
FNMA, 2.451% - 2.48%, 2/01/21 - 5/01/31	362,202	371,173
FNMA, 2.48%, 9/01/37	2,429,569	2,588,647
FNMA, 2.50% - 2.502%, 1/01/17 - 9/01/32	520,974	558,995
FNMA, 2.561%, 6/01/35	3,300,216	3,537,401
FNMA, 2.574% - 2.766%, 4/01/18 - 10/01/32	702,195	730,189
FNMA, 2.769% - 6.405%, 6/01/17 - 7/01/31	503,638	526,201
		14,424,516

20 | Semiannual Report

Franklin Strategic Mortgage Portfolio

Statement of Investments, March 31, 2014 (unaudited) (continued)

	Principal Amount*	Value
Mortgage-Backed Securities (continued)
Federal National Mortgage Association (FNMA) Fixed Rate 53.6%
[e]FNMA 15 Year, 3.00%, 4/01/28	12,265,000	$12,602,287
FNMA 15 Year, 5.00%, 6/01/18 - 7/01/18	664,705	708,160
FNMA 15 Year, 5.50%, 5/01/14 - 2/01/18	449,730	479,756
FNMA 15 Year, 6.50%, 5/01/16 - 10/01/16	19,667	20,404
[e]FNMA 30 Year, 3.50%, 4/01/42	1,355,000	1,363,469
[e]FNMA 30 Year, 4.00%, 3/01/41	14,200,000	14,763,562
[e]FNMA 30 Year, 4.50%, 4/01/39	3,710,000	3,958,686
FNMA 30 Year, 5.00%, 4/01/34	224,401	245,559
FNMA 30 Year, 5.50%, 9/01/33 - 10/01/33	526,641	583,138
FNMA 30 Year, 5.50%, 10/01/33	641,325	710,906
FNMA 30 Year, 5.50%, 10/01/33 - 11/01/34	658,358	731,603
FNMA 30 Year, 5.50%, 11/01/34	694,480	773,473
FNMA 30 Year, 5.50%, 11/01/35	264,786	295,620
FNMA 30 Year, 6.00%, 10/01/34	1,340,556	1,506,949
FNMA 30 Year, 6.00%, 12/01/23 - 10/01/34	695,742	779,581
FNMA 30 Year, 6.00%, 5/01/35 - 8/01/35	589,001	661,249
FNMA 30 Year, 6.50%, 12/01/27 - 7/01/32	674,325	758,548
FNMA 30 Year, 6.50%, 7/01/32 - 8/01/32	615,201	692,757
FNMA 30 Year, 6.50%, 8/01/32	283,639	322,569
FNMA 30 Year, 7.50%, 8/01/25 - 5/01/32	45,073	51,599
FNMA 30 Year, 8.00%, 1/01/25 - 7/01/31	44,823	51,234
FNMA 30 Year, 8.50%, 11/01/26 - 11/01/28	239,760	267,717
FNMA 30 Year, 9.00%, 12/01/16 - 4/01/25	23,770	24,453
FNMA 30 Year, 9.50%, 11/01/21 - 4/01/30	71,869	79,223
FNMA 30 Year, 10.00%, 7/01/16 - 4/01/21	52,428	58,174
FNMA 30 Year, 10.50%, 4/01/22 - 5/01/30	7,312	7,365
FNMA 30 Year, 12.00%, 4/01/15 - 5/01/16	135	136
FNMA PL 30 Year, 10.00%, 9/01/20	15,303	15,948
		42,514,125
[b]Government National Mortgage Association (GNMA) Adjustable Rate 0.1%
GNMA, 1.625%, 11/20/25 - 7/20/27	126,187	131,354
Government National Mortgage Association (GNMA) Fixed Rate 5.4%
GNMA I SF 15 Year, 7.00%, 4/15/14	140	141
GNMA I SF 15 Year, 8.00%, 9/15/15	6,784	6,821
GNMA I SF 30 Year, 6.50%, 1/15/24 - 9/15/32	230,739	260,254
GNMA I SF 30 Year, 7.00%, 5/15/17 - 2/15/32	190,256	206,056
GNMA I SF 30 Year, 7.50%, 10/15/23 - 10/15/29	50,350	55,148
GNMA I SF 30 Year, 8.00%, 1/15/17 - 9/15/27	102,524	115,075
GNMA I SF 30 Year, 8.25%, 1/15/21 - 5/15/21	68,371	69,382
GNMA I SF 30 Year, 8.50%, 3/15/17 - 7/15/24	92,230	95,354
GNMA I SF 30 Year, 9.00%, 9/15/16 - 8/15/28	16,599	16,801
GNMA I SF 30 Year, 10.00%, 12/15/18	4,346	4,378
GNMA I SF 30 Year, 10.50%, 1/15/16	316	318
[e]GNMA II SF 30 Year, 3.50%, 4/01/42	2,750,000	2,807,148
GNMA II SF 30 Year, 6.50%, 1/20/26 - 1/20/33	304,374	351,655
GNMA II SF 30 Year, 7.50%, 11/20/22 - 7/20/32	199,465	232,033
GNMA II SF 30 Year, 8.00%, 1/20/17 - 8/20/26	32,342	32,556

Semiannual Report | 21

Franklin Strategic Mortgage Portfolio

Statement of Investments, March 31, 2014 (unaudited) (continued)

	Principal Amount*	Value
Mortgage-Backed Securities (continued)
Government National Mortgage Association (GNMA) Fixed Rate (continued)
GNMA II SF 30 Year, 8.50%, 7/20/16	9,353	$9,408
GNMA II SF 30 Year, 9.00%, 11/20/19 - 3/20/25	2,461	2,727
GNMA II SF 30 Year, 10.50%, 6/20/20	18	18
		4,265,273
Total Mortgage-Backed Securities (Cost $78,410,914)		79,688,063
Total Investments before Short Term Investments (Cost $111,901,926)		115,062,243

	Shares
Short Term Investments (Cost $3,517,888) 4.4%
Money Market Funds 4.4%
[f,g]Institutional Fiduciary Trust Money Market Portfolio	3,517,888	3,517,888
Total Investments (Cost $115,419,814) 149.4%		118,580,131
Other Assets, less Liabilities (49.4)%		(39,229,624)
Net Assets 100.0%		$79,350,507

*The principal amount is stated in U.S. dollars unless otherwise indicated.
aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At March 31,
2014, the aggregate value of these securities was $8,516,207, representing 10.73% of net assets.
bThe coupon rate shown represents the rate at period end.
cThe bond pays interest and/or principal based upon the issuer’s ability to pay, which may be less than the stated interest rate or principal paydown.
dSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from regis-
tration. This security has been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At March 31, 2014, the value of this security was $394,146, representing
0.50% of net assets.
eSecurity purchased on a to-be-announced (TBA) basis. See Note 1(c).
fNon-income producing.
gSee Note 3(f) regarding investments in the Institutional Fiduciary Trust Money Market Portfolio.

At March 31, 2014, the Fund had the following financial futures contracts outstanding. See Note 1(d).

		Number of	Notional	Expiration	Unrealized	Unrealized
Description	Type	Contracts	Value	Date	Appreciation	Depreciation
Interest Rate Contracts
U.S. Treasury 30 Year Bond	Long	19	$2,531,156	6/19/14	$37,140	$ —

22 | Semiannual Report

Franklin Strategic Mortgage Portfolio

Statement of Investments, March 31, 2014 (unaudited) (continued)

At March 31, 2014, the Fund had the following forward exchange contracts outstanding. See Note 1(d).

Forward Exchange Contracts
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount	Date	Appreciation	Depreciation
Euro	DBAB	Buy	319,541	$ 426,492	4/22/14	$ 13,752	$ —
Euro	DBAB	Sell	319,541	419,494	4/22/14	—	(20,750)
Euro	DBAB	Sell	150,000	195,799	2/06/15	—	(10,876)
Euro	DBAB	Sell	150,000	196,493	2/05/16	—	(10,369)
Unrealized appreciation (depreciation)						13,752	(41,995)
Net unrealized appreciation (depreciation)							$ (28,243)

aMay be comprised of multiple contracts using the same currency and settlement date.

At March 31, 2014, the Fund had the following credit default swap contracts outstanding. See Note 1(d).

Credit Default Swap Contracts

Upfront
	Counter-		Periodic		Premiums
	party/	Notional	Payment	Expiration	Paid	Unrealized	Unrealized	Market
Description	Exchange	Amount[a]	Rate	Date	(Received)	Appreciation	Depreciation	Value	Rating[b]
OTC Swaps
Contracts to Sell Protection[c]
Traded Index
CMBX.NA.AJ.2	FBCO	$ 125,000	1.09%	3/15/49	$ (18,133)	$ 6,341	$ —	$ (11,792)	Non
Investment
Grade

aIn U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
bBased on Standard and Poor’s (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
cThe Fund enters contracts to sell protection to create a long credit position. Performance triggers include failure to pay or bankruptcy of the underlying securities for traded index swaps.

See Note 8 regarding other derivative information.

See Abbreviations on page 41.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 23

Franklin Strategic Mortgage Portfolio

Financial Statements

Statement of Assets and Liabilities
March 31, 2014 (unaudited)

Assets:
Investments in securities:
Cost - Unaffiliated issuers	$111,901,926
Cost - Sweep Money Fund (Note 3f)	3,517,888
Total cost of investments	$115,419,814
Value - Unaffiliated issuers	$115,062,243
Value - Sweep Money Fund (Note 3f)	3,517,888
Total value of investments	118,580,131
Cash	23,444
Receivables:
Investment securities sold	110,937
Capital shares sold	153,808
Dividends and interest	302,867
Due from brokers	43,700
Unrealized appreciation on forward exchange contracts	13,752
Unrealized appreciation on OTC swap contracts	6,341
Other assets	53
Total assets	119,235,033
Liabilities:
Payables:
Investment securities purchased	39,599,676
Capital shares redeemed	126,302
Management fees	26,827
Distribution fees	5,734
Transfer agent fees	20,283
Distributions to shareholders	39,530
Variation margin	5,939
OTC Swaps (premiums received $18,578)	18,133
Unrealized depreciation on forward exchange contracts	41,995
Accrued expenses and other liabilities	107
Total liabilities	39,884,526
Net assets, at value	$79,350,507
Net assets consist of:
Paid-in capital	$105,906,854
Distributions in excess of net investment income	(994,720)
Net unrealized appreciation (depreciation)	3,175,631
Accumulated net realized gain (loss)	(28,737,258)
Net assets, at value	$79,350,507

24 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Strategic Mortgage Portfolio

Financial Statements (continued)

Statement of Assets and Liabilities (continued)
March 31, 2014 (unaudited)

Class A:
Net assets, at value	$7,892,630
Shares outstanding	842,844
Net asset value per share[a]	$9.36
Maximum offering price per share (net asset value per share ÷ 95.75%)	$9.78
Class A1:
Net assets, at value	$67,350,572
Shares outstanding	7,187,329
Net asset value per share[a]	$9.37
Maximum offering price per share (net asset value per share ÷ 95.75%)	$9.79
Class C:
Net assets, at value	$2,126,849
Shares outstanding	227,049
Net asset value and maximum offering price per share[a]	$9.37
Advisor Class:
Net assets, at value	$1,980,456
Shares outstanding	211,475
Net asset value and maximum offering price per share	$9.36

[a]Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 25

Franklin Strategic Mortgage Portfolio

Financial Statements (continued)

Statement of Operations
for the six months ended March 31, 2014 (unaudited)

Investment income:
Dividends	$13,000
Interest	1,541,143
Paydown gain (loss)	(74,460)
Total investment income	1,479,683
Expenses:
Management fees (Note 3a)	165,632
Distribution fees: (Note 3c)
Class A	10,288
Class C	6,661
Transfer agent fees: (Note 3e)
Class A	6,025
Class A1	51,685
Class C	1,522
Advisor Class	1,720
Custodian fees (Note 4)	538
Reports to shareholders	15,501
Registration and filing fees	50,976
Professional fees	18,883
Trustees’ fees and expenses	1,670
Other	19,804
Total expenses	350,905
Expenses waived/paid by affiliates (Note 3f)	(1,078)
Net expenses	349,827
Net investment income	1,129,856
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	1,355,306
Foreign currency transactions	(6,263)
Futures contracts	129,008
Swap contracts	4,226
Net realized gain (loss)	1,482,277
Net change in unrealized appreciation (depreciation) on:
Investments	(492,116)
Translation of other assets and liabilities denominated in foreign currencies	(328)
Net change in unrealized appreciation (depreciation)	(492,444)
Net realized and unrealized gain (loss)	989,833
Net increase (decrease) in net assets resulting from operations	$2,119,689

26 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Strategic Mortgage Portfolio

Financial Statements (continued)

Statements of Changes in Net Assets

	Six Months Ended
	March 31, 2014	Year Ended
	(unaudited)	September 30,2013
Increase (decrease) in net assets:
Operations:
Net investment income	$ 1,129,856	$ 2,334,844
Net realized gain (loss) from investments, foreign currency transactions, futures
contracts and swap contracts	1,482,277	(1,811,322)
Net change in unrealized appreciation (depreciation) on investments and translation of
other assets and liabilities denominated in foreign currencies	(492,444)	29,071
Net increase (decrease) in net assets resulting from operations	2,119,689	552,593
Distributions to shareholders from:
Net investment income:
Class A	(206,220)	(230,712)
Class A1	(1,861,832)	(3,584,375)
Class C	(47,881)	(64,353)
Advisor Class	(61,928)	(73,980)
Total distributions to shareholders	(2,177,861)	(3,953,420)
Capital share transactions: (Note 2)
Class A	(727,151)	3,973,626
Class A1	(8,209,808)	(30,500,722)
Class C	(8,813)	666,801
Advisor Class	(1,026,381)	1,802,603
Total capital share transactions	(9,972,153)	(24,057,692)
Net increase (decrease) in net assets	(10,030,325)	(27,458,519)
Net assets:
Beginning of period	89,380,832	116,839,351
End of period	$ 79,350,507	$ 89,380,832
Undistributed net investment income (distributions in excess of net investment income)
included in net assets:
End of period	$ (994,720)	$ 53,285

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 27

Franklin Strategic Mortgage Portfolio

Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Strategic Mortgage Portfolio (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end management investment company, consisting of one fund, the Franklin Strategic Mortgage Portfolio (Fund). The Fund offers four classes of shares: Class A, Class A1, Class C, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees primarily due to differing arrangements for distribution and transfer agent fees.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and derivative financial instruments (derivatives) listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing net asset value.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair

28 | Semiannual Report

Franklin Strategic Mortgage Portfolio

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
a.	Financial Instrument Valuation (continued)

value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the date that the values of the foreign debt securities are determined.

Certain derivatives trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Semiannual Report | 29

Franklin Strategic Mortgage Portfolio

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
b.	Foreign Currency Translation (continued)

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Securities Purchased on a TBA Basis

The Fund purchases securities on a to-be-announced (TBA) basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Sufficient assets have been segregated for these securities.

d. Derivative Financial Instruments

The Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counter-party to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown on the Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statement of Operations.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthi-ness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Fund include failure of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. However, absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.

30 | Semiannual Report

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Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
d.	Derivative Financial Instruments (continued)

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of fund business each day and any additional collateral required due to changes in derivative values may be delivered by the fund or the counterparty within a few business days. Collateral pledged and/or received by the fund for OTC derivatives, if any, is held in segregated accounts with the fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Fund’s investment objectives.

The Fund entered into exchange traded financial futures contracts primarily to manage and/or gain exposure to interest rate risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset for a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable on the Statement of Assets and Liabilities.

The Fund entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.

The Fund entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit default swap is an agreement between the Fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-counter market (“OTC credit default swaps”) or may be executed in a multilateral trade facility platform, such as a registered exchange (“centrally cleared credit default swaps”). The underlying referenced debt obligation may be a single issuer of corporate or sovereign debt, a credit index, or a tranche of a credit index. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount. For centrally cleared credit default swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable on the Statement of Assets and Liabilities. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily

Semiannual Report | 31

Franklin Strategic Mortgage Portfolio

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
d.	Derivative Financial Instruments (continued)

as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Payments received or paid to initiate a credit default swap contract are reflected on the Statement of Assets and Liabilities and represent compensating factors between stated terms of the credit default swap agreement and prevailing market conditions (credit spreads and other relevant factors). These upfront payments are amortized over the term of the contract as a realized gain or loss on the Statement of Operations.

See Note 8 regarding other derivative information.

e. Mortgage Dollar Rolls

The Fund enters into mortgage dollar rolls, typically on a TBA basis. Mortgage dollar rolls are agreements between the Fund and a financial institution to simultaneously sell and repurchase mortgage-backed securities at a future date. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale price is recorded as an unrealized gain or loss to the Fund upon entering into the mortgage dollar roll. In addition, the Fund may invest the cash proceeds that are received from the initial sale. During the period between the sale and repurchase, the Fund is not entitled to principal and interest paid on the mortgage backed securities. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.

f. Income and Deferred Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of March 31, 2014, and for all open tax years, the Fund has determined that no liability for unrecognized tax benefits is required in the Fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

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Franklin Strategic Mortgage Portfolio

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
g.	Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Paydown gains and losses are recorded separately on the Statement of Operations. Dividend income is recorded on the ex-dividend date. Dividends from net investment income are normally declared daily; these dividends may be reinvested or paid monthly to shareholders. Distributions to shareholders are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Net investment income, not including class specific expenses, is allocated daily to each class of shares based upon the relative value of the settled shares of each class. Realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

h. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

i. Guarantees and Indemnifications

Under the Fund’s organizational documents, its officers and trustees are indemnified by the Fund against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.

Semiannual Report | 33

Franklin Strategic Mortgage Portfolio

Notes to Financial Statements (unaudited) (continued)

2. SHARES OF BENEFICIAL INTEREST

At March 31, 2014, there were an unlimited number of shares authorized (without par value).

Transactions in the Fund’s shares were as follows:

	Six Months Ended		Year Ended
	March 31, 2014		September 30, 2013
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	264,520	$2,482,173	768,479	$7,302,782
Shares issued in reinvestment of
distributions	19,730	184,585	22,037	209,093
Shares redeemed	(362,103)	(3,393,909)	(370,984)	(3,538,249)
Net increase (decrease)	(77,853)	$(727,151)	419,532	$3,973,626
Class A1 Shares:
Shares sold	224,639	$2,104,148	623,748	$5,978,862
Shares issued in reinvestment of
distributions	175,262	1,640,608	331,822	3,162,632
Shares redeemed	(1,275,822)	(11,954,564)	(4,155,798)	(39,642,216)
Net increase (decrease)	(875,921)	$(8,209,808)	(3,200,228)	$ (30,500,722)
Class C Shares:
Shares sold	25,713	$240,478	145,460	$1,395,082
Shares issued in reinvestment of
distributions	4,780	44,725	6,397	60,754
Shares redeemed	(31,449)	(294,016)	(82,835)	(789,035)
Net increase (decrease)	(956)	$(8,813)	69,022	$666,801
Advisor Class Shares:
Shares sold	9,865	$91,895	281,955	$2,695,910
Shares issued in reinvestment of
distributions	1,599	14,967	4,184	39,884
Shares redeemed	(120,878)	(1,133,243)	(97,480)	(933,191)
Net increase (decrease)	(109,414)	$(1,026,381)	188,659	$1,802,603

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

34 | Semiannual Report

Franklin Strategic Mortgage Portfolio

Notes to Financial Statements (unaudited) (continued)

3. TRANSACTIONS WITH AFFILIATES (continued) a. Management Fees

The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.400%	First $250 million
0.380%	Over $250 million, up to and including $500 million
0.360%	In excess of $500 million

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund’s average daily net assets, and is not an additional expense of the Fund.

c. Distribution Fees

The Board has adopted distribution plans for Class A and Class C shares, pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are not charged on shares held by affiliates. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.25%
Class C	0.65%

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

Sales charges retained net of commissions paid to unaffiliated
broker/dealers	$3,340
CDSC retained	$696

Semiannual Report | 35

Franklin Strategic Mortgage Portfolio

Notes to Financial Statements (unaudited) (continued)

3.	TRANSACTIONS WITH AFFILIATES (continued)
e.	Transfer Agent Fees

Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations and reimburses Investor Services for out of pocket expenses incurred, including shareholding servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets.

For the period ended March 31, 2014, the Fund paid transfer agent fees of $60,952, of which $28,280 was retained by Investor Services.

f. Investment in Institutional Fiduciary Trust Money Market Portfolio

The Fund invests in the Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an affiliated open-end investment company. Management fees paid by the Fund are waived on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid directly or indirectly by the Sweep Money Fund.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended March 31, 2014, there were no credits earned.

5. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains. Capital loss carryforwards with no expiration, if any, must be fully utilized before those losses with expiration dates.

At September 30, 2013, capital loss carryforwards were as follows:

Capital loss carryforwards subject to expiration:
2014	$2,817,022
2015	4,099,588
2016	2,076,095
2017	2,449,042
2018	6,929,694
2019	8,155,073
Capital loss carryforwards not subject to expiration:
Short term	3,009,783
Long term	633,017
Total capital loss carryforwards	$30,169,314

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Franklin Strategic Mortgage Portfolio

Notes to Financial Statements (unaudited) (continued)

5. INCOME TAXES (continued)

At March 31, 2014, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$115,542,351
Unrealized appreciation	$3,578,450
Unrealized depreciation	(540,670)
Net unrealized appreciation (depreciation)	$3,037,780

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of mortgage dollar rolls and paydown losses.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended March 31, 2014, aggregated $294,026,488 and $312,646,313, respectively.

7. CONCENTRATION OF CREDIT RISK

The Fund has 29.6% of its portfolio invested in asset-backed and commercial mortgage-backed securities. Investments in these securities may subject the Fund to increased market volatility which may cause the Fund’s net asset value per share to fluctuate. These investments may be less liquid than other investments held by the Fund.

8. OTHER DERIVATIVE INFORMATION

At March 31, 2014, the Fund’s investments in derivative contracts are reflected on the Statement of Assets and Liabilities as follows:

	Asset Derivatives			Liability Derivatives
Derivative Contracts
Not Accounted for as	Statement of Assets and	Fair Value		Statement of Assets and	Fair Value
Hedging Instruments	Liabilities Location	Amount		Liabilities Location	Amount
Interest rate contracts	Variation margin / Net assets			Variation margin / Net assets
	consist of - net unrealized			consist of - net unrealized
	appreciation (depreciation)	$37,140	[a]	appreciation (depreciation)	$—

Foreign exchange	Unrealized appreciation on			Unrealized depreciation on
contracts	forward exchange contracts /	13,752		forward exchange contracts	41,995

Credit contracts	Unrealized appreciation on			Unrealized depreciation on
	swap contracts	6,341		swap contracts	—

aIncludes cumulative appreciation (depreciation) of futures contracts as reported in the Statement of Investments. Only current day’s variation margin is separately reported within the Statement of Assets and Liabilities.

Semiannual Report | 37

Franklin Strategic Mortgage Portfolio

Notes to Financial Statements (unaudited) (continued)

8. OTHER DERIVATIVE INFORMATION (continued)

For the period ended March 31, 2014, the effect of derivative contracts on the Fund’s Statement of Operations was as follows:

			Change in
			Unrealized
Derivative Contracts		Realized	Appreciation
Not Accounted for as		Gain (Loss)	(Depreciation)
Hedging Instruments	Statement of Operations Locations	for the Period	for the Period
Interest rate contracts	Net realized gain (loss) from futures contracts /
	Net change in unrealized appreciation
	(depreciation) on investments	$129,008	$(13,030)
Foreign exchange contracts	Net realized gain (loss) from foreign currency
transactions / Net change in unrealized appreciation
	(depreciation) on translation of other assets and
	liabilities denominated in foreign currencies	(6,302)	(324)
Credit contracts	Net realized gain (loss) from swap contracts / Net
	change in unrealized appreciation (depreciation)
	on investments	4,226	6,431

For the period ended March 31, 2014, the average month end fair value of derivatives represented 0.08% of average month end net assets. The average month end number of open derivative contracts for the period was 12.

At March 31, 2014, the Fund’s OTC derivative assets and liabilities, are as follows:

	Gross and Net Amounts of Assets and Liabilities
	Presented in the
	Statement of Assets and Liabilities
	Assets[a]	Liabilities[a]
Derivatives
Forward exchange contracts	$13,752	$41,995
Swap Contracts	6,341	18,133
Total	$20,093	$60,128

aAbsent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets
& Liabilities.

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Franklin Strategic Mortgage Portfolio

Notes to Financial Statements (unaudited) (continued)

8. OTHER DERIVATIVE INFORMATION (continued)

At March 31, 2014, the Fund’s OTC derivative assets which may be offset against the Fund’s OTC derivative liabilities and collateral received from the counterparty, is as follows:

		Amounts Not Offset in the
		Statement of Assets and Liabilities
	Gross and
	Net Amounts of
	Assets Presented	Financial	Financial
	in the Statement	Instruments	Instruments	Cash	Net Amount
	of Assets and	Available for	Collateral	Collateral	(Not less
	Liabilities	Offset	Received	Received	than zero)
Counterparty
DBAB	$13,752	$(13,752)	$ —	$ —	$ —
FBCO	6,341	(6,341)	$ —	—	—
Total	$20,093	$(20,093)	$ —	$ —	$ —

At March 31, 2014, the Fund’s OTC derivative liabilities which may be offset against the Fund’s OTC derivative assets and collateral pledged to the counterparty, is as follows:

Amounts Not Offset in the
Statement of Assets and Liabilities
Gross and
Net Amounts
of Liabilities
	Presented in	Financial	Financial
	the Statement	Instruments	Instruments	Cash	Net Amount
	of Assets and	Available for	Collateral	Collateral	(Not less
	Liabilities	Offset	Pledged	Pledged	than zero)
Counterparty
DBAB	$ 41,995	$ (13,752)	$ —	$ —	$ 28,243
FBCO	18,133	(6,341)	—	—	11,792
Total	$ 60,128	$ (20,093)	$ —	$ —	$ 40,035

See Note 1(d) regarding derivative financial instruments.

9. CREDIT FACILITY

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $1.5 billion (Global Credit Facility) which matures on February 13, 2015. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Semiannual Report | 39

Franklin Strategic Mortgage Portfolio

Notes to Financial Statements (unaudited) (continued)

9. CREDIT FACILITY (continued)

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.07% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses on the Statement of Operations. During the period ended March 31, 2014, the Fund did not use the Global Credit Facility.

10. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of March 31, 2014, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Common Stocks[a]	$ 214,900	$ —	$ —	$ 214,900
Asset-Backed Securities and Commercial
Mortgage-Backed Securities	—	35,112,674	46,606	35,159,280
Mortgage-Backed Securities	—	79,688,063	—	79,688,063
Short Term Investments	3,517,888	—	—	3,517,888
Total Investments in Securities	$ 3,732,788	$ 114,800,737	$ 46,606	$ 118,580,131
Other Financial Instruments
Futures Contracts	$ 37,140	$ —	$ —	$ 37,140
Forward Exchange Contracts	—	13,752	—	13,752
Swap Contracts	—	6,341	—	6,341
Total Other Financial Instruments	$ 37,140	$ 20,093	$ —	$ 57,233

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Franklin Strategic Mortgage Portfolio

Notes to Financial Statements (unaudited) (continued)

10. FAIR VALUE MEASUREMENTS (continued)

	Level 1	Level 2	Level 3	Total
Liabilities:
Other Financial Instruments
Forward Exchange Contracts	$—	$41,995	$—	$41,995

aFor detailed categories, see the accompanying Statement of Investments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period.

11. NEW ACCOUNTING PRONOUNCEMENTS

In June 2013, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2013-08, Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements. The ASU modifies the criteria used in defining an investment company under U.S. Generally Accepted Accounting Principles and also sets forth certain measurement and disclosure requirements. Under the ASU, an entity that is registered under the 1940 Act automatically qualifies as an investment company. The ASU is effective for interim and annual reporting periods beginning after December 15, 2013. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

12. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

ABBREVIATIONS

Counterparty			Currency	Selected Portfolio

DBAB	-	Deutsche Bank AG	EUR - Euro	CDO	- Collateralized Debt Obligation
FBCO	-	Credit Suisse Group AG		PC	- Participation Certificate
				PL	- Project Loan
				REIT	- Real Estate Investment Trust
				SF	-SingleFamily

Semiannual Report | 41

Franklin Strategic Mortgage Portfolio

Shareholder Information

Board Review of Investment Management Agreement

At a meeting held February 25, 2014, the Board of Trustees (Board), including a majority of non-interested or independent Trustees, approved renewal of the investment management agreement for the Fund. In reaching this decision, the Board took into account information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the annual renewal review process. Information furnished and discussed throughout the year included investment performance reports and related financial information for the Fund, along with periodic reports on expenses, shareholder services, legal and compliance matters, pricing, brokerage commissions and execution and other services provided by the Investment Manager (Manager) and its affiliates. Information furnished specifically in connection with the renewal process included a report for the Fund prepared by Lipper, Inc. (Lipper), an independent organization, as well as additional material, including a Fund profitability analysis prepared by management. The Lipper report compared the Fund’s investment performance and expenses with those of other mutual funds deemed comparable to the Fund as selected by Lipper. The Fund profitability analysis discussed the profitability to Franklin Templeton Investments from its overall U.S. fund operations, as well as on an individual fund-by-fund basis. Additional material accompanying such profitability analysis included information on a fund-by-fund basis listing portfolio managers and other accounts they manage, as well as information on management fees charged by the Manager and its affiliates to U.S. mutual funds and other accounts, including management’s explanation of differences where relevant. Such material also included a memorandum prepared by management describing project initiatives and capital investments relating to the services provided to the Fund by the Franklin Templeton Investments organization, as well as a memorandum relating to economies of scale and an analysis concerning transfer agent fees charged by an affiliate of the Manager.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel. In approving continuance of the investment management agreement for the Fund, the Board, including a majority of independent Trustees, determined that the existing management fee structure was fair and reasonable and that continuance of the investment management agreement was in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s decision.

NATURE, EXTENT AND QUALITY OF SERVICES. The Board was satisfied with the nature and quality of the overall services provided by the Manager and its affiliates to the Fund and its shareholders. In addition to investment performance and expenses discussed later, the Board’s opinion was based, in part, upon periodic reports furnished it showing that the investment policies and restrictions for the Fund were consistently complied with as well as other reports periodically furnished the Board covering matters such as the compliance of portfolio managers and other management personnel with the code of ethics adopted throughout the Franklin Templeton fund complex, the adherence to fair value pricing procedures established by the Board, and the accuracy

42 | Semiannual Report

Franklin Strategic Mortgage Portfolio

Shareholder Information (continued)

Board Review of Investment Management Agreement (continued)

of net asset value calculations. The Board also noted the extent of benefits provided Fund shareholders from being part of the Franklin Templeton family of funds, including the right to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. Favorable consideration was given to management’s continuous efforts and expenditures in establishing back-up systems and recovery procedures to function in the event of a natural disaster, it being noted by the Board that such systems and procedures had functioned well during the Florida hurricanes and blackouts experienced in previous years and that those operations in the New York/New Jersey area ran smoothly during the period of the 2012 Hurricane Sandy. Consideration was also given to the experience of the Fund’s portfolio management team, the number of accounts managed and general method of compensation. In this latter respect, the Board noted that a primary factor in management’s determination of a portfolio manager’s bonus compensation was the relative investment performance of the funds he or she managed and that a portion of a portfolio manager’s bonus was required to be invested in a predesignated list of funds within such person’s fund management area so as to be aligned with the interests of shareholders. The Board also took into account the quality of transfer agent and shareholder services provided Fund shareholders by an affiliate of the Manager and the continuous enhancements to the Franklin Templeton website. Particular attention was given to management’s conservative approach and diligent risk management procedures, including continuous monitoring of counterparty credit risk and attention given to derivatives and other complex instruments including expanded collateralization requirements. The Board also took into account, among other things, management’s efforts in establishing a global credit facility for the benefit of the Fund and other accounts managed by Franklin Templeton Investments to provide a source of cash for temporary and emergency purposes or to meet unusual redemption requests as well as the strong financial position of the Manager’s parent company and its commitment to the mutual fund business as evidenced by its subsidization of money market funds.

INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings during the year, particular attention in assessing performance was given to the Lipper report furnished for the agreement renewal. The Lipper report prepared for the Fund showed its investment performance during 2013, as well as during the 10-year period ended December 31, 2013, in comparison to a performance universe consisting of all retail and institutional U.S. mortgage funds as selected by Lipper. The income performance for the Fund during 2013 and in each of the previous annualized three-, five- and 10-year periods as shown in the Lipper report was in the highest or best performing quintile of its Lipper performance universe. The Lipper report showed the Fund’s total return to also be in the highest performing quintile of its performance universe in 2013, and on an annualized basis to be in either the highest performing quintile or second-highest performing quintile of such universe for each of the previous three-, five- and 10-year periods. The Board was satisfied with the Fund’s comparative performance as set forth in the Lipper report.

Semiannual Report | 43

Franklin Strategic Mortgage Portfolio

Shareholder Information (continued)

Board Review of Investment Management Agreement (continued)

COMPARATIVE EXPENSES. Consideration was given to a comparison of the management fees and total expense ratio of the Fund with those of a group of funds selected by Lipper as its appropriate Lipper expense group. Lipper expense data is based upon information taken from each fund’s most recent annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Lipper to be an appropriate measure of comparative expenses. In reviewing comparative costs, Lipper provides information on the contractual investment management fee charged the Fund in comparison with the contractual investment management fee that would have been charged by other funds within its Lipper expense group assuming they were similar in size to the Fund, as well as the actual total expenses of the Fund in comparison with those of its Lipper expense group. The Lipper contractual investment management fee analysis includes administrative charges as being part of the contractual investment management fee, and actual total expenses, for comparative consistency, are shown by Lipper for Fund Class A shares. The Lipper expense comparisons showed that the contractual investment management fee rate for the Fund was in the least expensive quintile of its Lipper expense group and its actual total expense ratio was also in the least expensive quintile of such expense group. The Board was satisfied with the contractual investment management fee and total expenses of the Fund in comparison to its Lipper expense group.

MANAGEMENT PROFITABILITY. The Board also considered the level of profits realized by the Manager and its affiliates in connection with the operation of the Fund. In this respect, the Board reviewed the Fund profitability analysis that addresses the overall profitability of Franklin Templeton’s U.S. fund business, as well as its profits in providing management and other services to each of the individual funds during the 12-month period ended September 30, 2013, being the most recent fiscal year-end for Franklin Resources, Inc., the Manager’s parent. In reviewing the analysis, the Board recognized that allocation methodologies are inherently subjective and various allocation methodologies may be reasonable while producing different results. In this respect, the Board noted that while management continuously makes refinements to its methodologies in response to organizational and product related changes, the overall approach as defined by the primary drivers and activity measurements has remained consistent with that used in the Fund’s profitability report presentations from prior years. Additionally, the Fund’s independent registered public accounting firm had been engaged by the Manager to periodically review the reasonableness of the allocation methodologies to be used solely by the Fund’s Board in reference to the profitability analysis. In reviewing and discussing such analysis, management discussed with the Board its belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management.

44 | Semiannual Report

Franklin Strategic Mortgage Portfolio

Shareholder Information (continued)

Board Review of Investment Management Agreement (continued)

The Board also took into account management’s expenditures in improving shareholder services provided the Fund, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from statutes such as the Sarbanes-Oxley and Dodd-Frank Acts and recent SEC and other regulatory requirements. In addition, the Board considered a third-party study comparing the profitability of the Manager’s parent on an overall basis to other publicly held managers broken down to show profitability from management operations exclusive of distribution expenses, as well as profitability including distribution expenses. The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services and potential benefits resulting from allocation of fund brokerage and the use of commission dollars to pay for research. Based upon its consideration of all these factors, the Board determined that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, quality and extent of services provided.

ECONOMIES OF SCALE. The Board also considered whether economies of scale are realized by the Manager as the Fund grows larger and the extent to which this is reflected in the level of management fees charged. While recognizing that any precise determination is inherently subjective, the Board noted that based upon the Fund profitability analysis, it appears that as some funds get larger, at some point economies of scale do result in the Manager realizing a larger profit margin on management services provided such a fund. The Board also noted that economies of scale are shared with a fund and its shareholders through management fee breakpoints so that as a fund grows in size, its effective management fee rate declines. The fee structure under the Fund’s investment management agreement provides an initial fee of 0.400% on the first $250 million of assets; 0.380% on the next $250 million of assets; and 0.36% on assets in excess of $500 million. The Fund had assets of approximately $81 million at the end of 2013 and the Board believes to the extent any economies of scale may be realized by the Manager and its affiliates, the schedule of fees under the investment management agreement provides a sharing of benefits with the Fund and its shareholders.

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Semiannual Report | 45

Franklin Strategic Mortgage Portfolio

Shareholder Information (continued)

Quarterly Statement of Investments

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

46 | Semiannual Report

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VALUE | BLEND | GROWTH | SECTOR | GLOBAL | INTERNATIONAL | HYBRID | ALTERNATIVE | ASSET ALLOCATION | FIXED INCOME | TAX-FREE INCOME

FRANKLIN TEMPLETON
INVESTMENTS

< GAIN FROM OUR PERSPECTIVE® >

Semiannual Report and Shareholder Letter

Franklin Strategic Mortgage Portfolio

Investment Manager
Franklin Advisers, Inc.

Distributor
Franklin Templeton Distributors, Inc.
(800) DIAL BEN®/342-5236
franklintempleton.com

Shareholder Services
(800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

© 2014 Franklin Templeton Investments. All rights reserved.

357 S 05/14

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.                                   N/A

Item 5. Audit Committee of Listed Registrants.               N/A

Item 6. Schedule of Investments.                             N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.                    N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.                                                     N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.                 N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)  Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940, is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)  Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a) (1) Code of Ethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b)   Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  May 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  May 27, 2014

By /s/Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and

Chief Accounting Officer

Date  May 27, 2014